Summary of Significant Accounting Policies - Estimated useful life of assets (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment
Estimated useful life	6 years
Buildings [Member]
Property and Equipment
Estimated useful life	50 years	50 years
Installations (in general) [Member]
Property and Equipment
Estimated useful life	10 years	10 years
Equipment [Member]
Property and Equipment
Estimated useful life	5 years	5 years
Office furniture [Member]
Property and Equipment
Estimated useful life	5 years	5 years